INVESTMENT IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Disclosure of ownership interest, voting interest, and carrying value of joint ventures
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	2019	2018
Balance at beginning of year	$4,591	$5,572
Share of earnings for the year(1)	224	(13)
Foreign currency translation and other	(62)	(296)
Share of other comprehensive income	54	260
Distributions	(254)	(59)
Disposition of interest(1),(2)	(135)	(951)
Held for sale(3)	(38)	—
Acquisitions(4),(5),(6)	587	78
Balance at end of year(7)	$4,967	$4,591
\

(1)
In March 2018, Brookfield Infrastructure sold its ownership in ETC Transmission Holdings, S.L. for $1.3 billion. On disposition, Brookfield Infrastructure recognized a gain on sale of $338 million ($209 million, net of taxes) presented within gain on sale of associate on the Consolidated Statements of Operating Results. In association with the gain, $35 million of accumulated other comprehensive losses were reclassified to share of losses from associates and joint ventures on the Consolidated Statements of Operating Results. Please refer to Note 5 Disposition of Businesses for additional details.

(2)	In June 2019, Brookfield Infrastructure sold its 40% interest in its European port operation to a third party for $135 million.

(3)
On December 19, 2019, Brookfield Infrastructure agreed to sell its 11% interest in a Texas electricity transmission operation for total consideration of approximately $60 million. The investment has been classified as held for sale as of December 31, 2019. Refer to Note 6 Assets and Liabilities Classified as Held for Sale.

(4)
In March 2019, Brookfield Infrastructure, alongside its institutional partners, acquired an effective 12% interest in a Brazilian data center operation, Ascenty Participacoes S.A (“Ascenty”), for approximately $190 million. Brookfield maintains 50% of the voting rights of Ascenty in a joint venture with Digital Realty Trust Inc. Brookfield Infrastructure has joint control through its position in the business. Accordingly, our partnership equity accounts for the entity. Subsequent to the initial acquisition, Brookfield Infrastructure has made additional injections into the business to fund growth capital expenditures.

(5)
In July 2019, Brookfield Infrastructure, alongside its institutional partners, acquired an effective 12% interest in a New Zealand integrated data provider, Vodafone New Zealand (“VNZ”), for approximately $170 million. Brookfield maintains 50% of the voting rights of VNZ in a joint venture with Infratil Limited Brookfield Infrastructure has joint control through its position in the business. Accordingly, our partnership equity accounts for the entity.

(6)
Brookfield Infrastructure acquired a 13% interest in Ramones II Norte (“Norte”) on October 7, 2019 and an 11% interest in Ramones II Sur (“Sur”) on October 21, 2019, collectively the regulated natural gas transmission business in Mexico (“Los Ramones”), for approximately $140 million. Brookfield maintains 50% of the voting rights in Norte and 45% of the voting rights in Sur. Brookfield Infrastructure has joint control of Los Ramones through its ownership interest and governance rights.

(7)	Investments in associates include a shareholder loan of $500 million receivable from our North American natural gas transmission operation.

Disclosure of ownership interest, voting interest, and carrying value of associates
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	2019	2018
Balance at beginning of year	$4,591	$5,572
Share of earnings for the year(1)	224	(13)
Foreign currency translation and other	(62)	(296)
Share of other comprehensive income	54	260
Distributions	(254)	(59)
Disposition of interest(1),(2)	(135)	(951)
Held for sale(3)	(38)	—
Acquisitions(4),(5),(6)	587	78
Balance at end of year(7)	$4,967	$4,591
\

(1)
In March 2018, Brookfield Infrastructure sold its ownership in ETC Transmission Holdings, S.L. for $1.3 billion. On disposition, Brookfield Infrastructure recognized a gain on sale of $338 million ($209 million, net of taxes) presented within gain on sale of associate on the Consolidated Statements of Operating Results. In association with the gain, $35 million of accumulated other comprehensive losses were reclassified to share of losses from associates and joint ventures on the Consolidated Statements of Operating Results. Please refer to Note 5 Disposition of Businesses for additional details.

(2)	In June 2019, Brookfield Infrastructure sold its 40% interest in its European port operation to a third party for $135 million.

(3)
On December 19, 2019, Brookfield Infrastructure agreed to sell its 11% interest in a Texas electricity transmission operation for total consideration of approximately $60 million. The investment has been classified as held for sale as of December 31, 2019. Refer to Note 6 Assets and Liabilities Classified as Held for Sale.

(4)
In March 2019, Brookfield Infrastructure, alongside its institutional partners, acquired an effective 12% interest in a Brazilian data center operation, Ascenty Participacoes S.A (“Ascenty”), for approximately $190 million. Brookfield maintains 50% of the voting rights of Ascenty in a joint venture with Digital Realty Trust Inc. Brookfield Infrastructure has joint control through its position in the business. Accordingly, our partnership equity accounts for the entity. Subsequent to the initial acquisition, Brookfield Infrastructure has made additional injections into the business to fund growth capital expenditures.

(5)
In July 2019, Brookfield Infrastructure, alongside its institutional partners, acquired an effective 12% interest in a New Zealand integrated data provider, Vodafone New Zealand (“VNZ”), for approximately $170 million. Brookfield maintains 50% of the voting rights of VNZ in a joint venture with Infratil Limited Brookfield Infrastructure has joint control through its position in the business. Accordingly, our partnership equity accounts for the entity.

(6)
Brookfield Infrastructure acquired a 13% interest in Ramones II Norte (“Norte”) on October 7, 2019 and an 11% interest in Ramones II Sur (“Sur”) on October 21, 2019, collectively the regulated natural gas transmission business in Mexico (“Los Ramones”), for approximately $140 million. Brookfield maintains 50% of the voting rights in Norte and 45% of the voting rights in Sur. Brookfield Infrastructure has joint control of Los Ramones through its ownership interest and governance rights.

(7)	Investments in associates include a shareholder loan of $500 million receivable from our North American natural gas transmission operation.

Disclosure of interests in associates
ets and liabilities of Brookfield Infrastructure’s investments in associates and joint ventures:

		As at December 31, 2019
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-20%	$870	$6,499	$7,369	$686	$4,152	$4,838	$2,531	$2,286	$245
Transport	11-50%	1,233	18,327	19,560	1,948	8,444	10,392	9,168	6,770	2,398
Energy	20-50%	166	5,696	5,862	275	4,013	4,288	1,574	307	1,267
Data infrastructure	12-29%	912	11,636	12,548	1,042	4,908	5,950	6,598	5,569	1,029
Corporate	25-50%	8	133	141	13	56	69	72	44	28
Total		$3,189	$42,291	$45,480	$3,964	$21,573	$25,537	$19,943	$14,976	$4,967

		As at December 31, 2018
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-20%	$289	$2,227	$2,516	$325	$1,391	$1,716	$800	$708	$92
Transport	11-50%	1,520	15,892	17,412	1,876	6,447	8,323	9,089	6,592	2,497
Energy	20-50%	178	5,307	5,485	162	2,875	3,037	2,448	1,265	1,183
Data infrastructure	21%	447	6,692	7,139	438	2,902	3,340	3,799	3,089	710
Corporate	25-50%	105	386	491	99	55	154	337	228	109
Total		$2,539	$30,504	$33,043	$2,900	$13,670	$16,570	$16,473	$11,882	$4,591
The following tables present the gross amounts of revenue, net income, other comprehensive income from Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2019, 2018, and 2017:

	Year ended December 31, 2019
	Total				Attributable to
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income	Other Ownership Interests	Partnership’s Share
Utilities	$1,046	$354	$26	$380	$323	$57
Transport	3,351	22	364	386	384	2
Energy	734	351	(54)	297	113	184
Data infrastructure	1,447	(38)	57	19	28	(9)
Corporate	17	(38)	(156)	(194)	(184)	(10)
Total	$6,595	$651	$237	$888	$664	$224

	Year ended December 31, 2018
	Total				Attributable to
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income	Other Ownership Interests	Partnership’s Share
Utilities	$541	$92	$110	$202	$146	$56
Transport	3,747	(74)	(856)	(930)	(597)	(333)
Energy	739	91	8	99	53	46
Data infrastructure	804	64	244	308	234	74
Corporate	41	(132)	356	224	169	55
Total	$5,872	$41	$(138)	$(97)	$5	$(102)

	Year ended December 31, 2017
	Total				Attributable to
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income	Other Ownership Interests	Partnership’s Share
Utilities	$1,164	$101	$779	$880	$642	$238
Transport	3,796	213	718	931	744	187
Energy	724	22	(37)	(15)	(22)	7
Data infrastructure	783	58	435	493	409	84
Corporate	2	(16)	(145)	(161)	(108)	(53)
Total	$6,469	$378	$1,750	$2,128	$1,665	$463
As at December 31, 2019 and 2018, none of the associates or joint ventures have quoted prices in an active market.
The following tables present the cash flow activities of Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2019, 2018, and 2017:

	Year ended December 31, 2019
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$108	$(1,109)	$1,548	$547	$471	$76
Transport	692	(852)	11	(149)	(76)	(73)
Energy	357	(267)	(95)	(5)	(3)	(2)
Data infrastructure	531	(2,707)	2,201	25	30	(5)
Corporate	—	—	—	—	—	—
Total	$1,688	$(4,935)	$3,665	$418	$422	$(4)

	Year ended December 31, 2018
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$380	$6,189	$(6,716)	$(147)	$(106)	$(41)
Transport	776	(1,018)	369	127	77	50
Energy	320	(288)	(46)	(14)	(10)	(4)
Data infrastructure	323	(305)	19	37	29	8
Corporate	7	(7)	—	—	—	—
Total	$1,806	$4,571	$(6,374)	$3	$(10)	$13

	Year ended December 31, 2017
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$433	$(803)	$494	$124	$102	$22
Transport	1,000	(1,673)	1,121	448	370	78
Energy	261	(171)	(77)	13	6	7
Data infrastructure	338	(226)	(57)	55	44	11
Corporate	1	(10)	4	(5)	(3)	(2)
Total	$2,033	$(2,883)	$1,485	$635	$519	$116

Disclosure of interests in joint ventures
ets and liabilities of Brookfield Infrastructure’s investments in associates and joint ventures:

		As at December 31, 2019
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-20%	$870	$6,499	$7,369	$686	$4,152	$4,838	$2,531	$2,286	$245
Transport	11-50%	1,233	18,327	19,560	1,948	8,444	10,392	9,168	6,770	2,398
Energy	20-50%	166	5,696	5,862	275	4,013	4,288	1,574	307	1,267
Data infrastructure	12-29%	912	11,636	12,548	1,042	4,908	5,950	6,598	5,569	1,029
Corporate	25-50%	8	133	141	13	56	69	72	44	28
Total		$3,189	$42,291	$45,480	$3,964	$21,573	$25,537	$19,943	$14,976	$4,967

		As at December 31, 2018
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-20%	$289	$2,227	$2,516	$325	$1,391	$1,716	$800	$708	$92
Transport	11-50%	1,520	15,892	17,412	1,876	6,447	8,323	9,089	6,592	2,497
Energy	20-50%	178	5,307	5,485	162	2,875	3,037	2,448	1,265	1,183
Data infrastructure	21%	447	6,692	7,139	438	2,902	3,340	3,799	3,089	710
Corporate	25-50%	105	386	491	99	55	154	337	228	109
Total		$2,539	$30,504	$33,043	$2,900	$13,670	$16,570	$16,473	$11,882	$4,591
The following tables present the gross amounts of revenue, net income, other comprehensive income from Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2019, 2018, and 2017:

	Year ended December 31, 2019
	Total				Attributable to
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income	Other Ownership Interests	Partnership’s Share
Utilities	$1,046	$354	$26	$380	$323	$57
Transport	3,351	22	364	386	384	2
Energy	734	351	(54)	297	113	184
Data infrastructure	1,447	(38)	57	19	28	(9)
Corporate	17	(38)	(156)	(194)	(184)	(10)
Total	$6,595	$651	$237	$888	$664	$224

	Year ended December 31, 2018
	Total				Attributable to
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income	Other Ownership Interests	Partnership’s Share
Utilities	$541	$92	$110	$202	$146	$56
Transport	3,747	(74)	(856)	(930)	(597)	(333)
Energy	739	91	8	99	53	46
Data infrastructure	804	64	244	308	234	74
Corporate	41	(132)	356	224	169	55
Total	$5,872	$41	$(138)	$(97)	$5	$(102)

	Year ended December 31, 2017
	Total				Attributable to
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income	Other Ownership Interests	Partnership’s Share
Utilities	$1,164	$101	$779	$880	$642	$238
Transport	3,796	213	718	931	744	187
Energy	724	22	(37)	(15)	(22)	7
Data infrastructure	783	58	435	493	409	84
Corporate	2	(16)	(145)	(161)	(108)	(53)
Total	$6,469	$378	$1,750	$2,128	$1,665	$463
As at December 31, 2019 and 2018, none of the associates or joint ventures have quoted prices in an active market.
The following tables present the cash flow activities of Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2019, 2018, and 2017:

	Year ended December 31, 2019
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$108	$(1,109)	$1,548	$547	$471	$76
Transport	692	(852)	11	(149)	(76)	(73)
Energy	357	(267)	(95)	(5)	(3)	(2)
Data infrastructure	531	(2,707)	2,201	25	30	(5)
Corporate	—	—	—	—	—	—
Total	$1,688	$(4,935)	$3,665	$418	$422	$(4)

	Year ended December 31, 2018
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$380	$6,189	$(6,716)	$(147)	$(106)	$(41)
Transport	776	(1,018)	369	127	77	50
Energy	320	(288)	(46)	(14)	(10)	(4)
Data infrastructure	323	(305)	19	37	29	8
Corporate	7	(7)	—	—	—	—
Total	$1,806	$4,571	$(6,374)	$3	$(10)	$13

	Year ended December 31, 2017
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$433	$(803)	$494	$124	$102	$22
Transport	1,000	(1,673)	1,121	448	370	78
Energy	261	(171)	(77)	13	6	7
Data infrastructure	338	(226)	(57)	55	44	11
Corporate	1	(10)	4	(5)	(3)	(2)
Total	$2,033	$(2,883)	$1,485	$635	$519	$116